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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
                                                ------------
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             The Cincinnati Insurance Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

        /s/Kenneth S. Miller          Fairfield, Ohio        August 11, 2006
       ----------------------        -----------------      -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                            1
                                                     ---------

Form 13F Information Table Entry Total:                     56
                                                     ---------

Form 13F Information Table Value Total:              3,936,483
                                                     ---------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
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


                                                COLUMN 2        COLUMN 3          COLUMN 4        COLUMN 5       SH/PRN    PUT/CALL
                 ISSUER                      TITLE OF CLASS       CUSIP          FMV (000)     SHARES/PRINCIPAL

ALLIANCEBERNSTEIN                          COMMON              01881G106          125,251             2,048,600   SH
ALLIED WASTE INDUSTRIES INC                CONVERTIBLE DEB     019589AD2            4,646             5,050,000   PRN
BB & T CORP                                COMMON              054937107            7,852               188,800   SH
BOSTON PROPERTIES INC                      CONVERTIBLE DEB     10112RAG9            2,505             2,550,000   PRN
CAMDEN PROPERTY TRUST                      COMMON              133131102            7,355               100,000   SH
CHEVRON CORPORATION                        COMMON              166764100           44,435               716,000   SH
CONOCOPHILLIPS                             COMMON              20825C104           22,936               350,000   SH
CRESCENT REAL ESTATE $1.6875               CONVERTIBLE PFD     225756204            3,162               150,000   SH
DEVELOPERS DIVERSIFIED REALTY              COMMON              251591103            2,609                50,000   SH
DUKE ENERGY CORP                           COMMON              26441C105           48,337             1,645,800   SH
EQUITABLE RESOURCES INC                    COMMON              294549100           20,100               600,000   SH
EXXON MOBIL CORPORATION                    COMMON              30231G102          387,732             6,320,000   SH
FIFTH THIRD BANCORP                        COMMON              316773100        1,593,888            43,136,352   SH
FIRST FINANCIAL BANCORP                    COMMON              320209109            1,351                90,586   SH
FISHER SCIENTIFIC INT' L                   CONVERTIBLE DEB     338032AX3              556               500,000   PRN
FORTUNE BRANDS INC                         COMMON              349631101           22,013               310,000   SH
GENERAL ELECTRIC CO.                       COMMON              369604103           41,200             1,250,000   SH
GENUINE PARTS CO                           COMMON              372460105           40,114               962,900   SH
GLIMCHER REALTY TRUST                      COMMON              379302102            2,481               100,000   SH
HUNTINGTON BANCSHARES INC                  COMMON              446150104            1,504                63,800   SH
HUTCHINSON TECH                            CONVERTIBLE DEB     448407AF3            2,194             2,500,000   PRN
JOHNSON & JOHNSON                          COMMON              478160104          132,429             2,210,100   SH
KAMAN CORP CV DEB                          CONVERTIBLE DEB     483548AC7            1,786             1,812,899   PRN
KELLWOOD CORP                              CONVERTIBLE DEB     488044AF5            7,450             8,650,000   PRN
LIBERTY MEDIA CORP                         CONVERTIBLE DEB     530715AR2            8,279            10,930,000   PRN
LINCOLN NATIONAL CORP                      COMMON              534187109           18,392               325,869   SH
LINEAR TECHNOLOGY CORP                     COMMON              535678106            4,046               120,800   SH
MEDTRONIC INC                              COMMON              585055106           26,287               560,250   SH
NATIONAL AUSTRALIA BANK $1.96875           CONVERTIBLE PFD     632525309           12,959               305,000   SH
NATIONAL CITY CORPORATION                  COMMON              635405103          254,235             7,025,000   SH
NATIONAL RETAIL PPTYS INC                  COMMON              637417106            5,287               265,000   SH
NEW PLAN EXCEL RLTY TRUST INC              COMMON              648053106           10,742               435,095   SH
NEW YORK COMMUNITY BANCORP 6%              CONVERTIBLE PFD     64944P307            4,460                95,000   SH
NORAM ENERGY CORP CV DEB                   CONVERTIBLE DEB     655419AC3           12,979            13,311,550   PRN
OMNICARE INC                               CONVERTIBLE DEB     681904AL2            6,480             7,150,000   PRN
PARTNERRE LTD                              COMMON              G6852T105            2,228                34,784   SH
PEPSICO INC                                COMMON              713448108           30,020               500,000   SH
PFIZER INC                                 COMMON              717081103           21,827               930,000   SH
PIEDMONT NATURAL GAS                       COMMON              720186105           72,560             2,986,000   SH
PNC FINANCIAL SERVICES GROUP               COMMON              693475105          127,008             1,810,000   SH
PROCTER & GAMBLE CORPORATION               COMMON              742718109          310,248             5,580,000   SH
REINSURANCE GROUP OF AMERICA 5.75%         CONVERTIBLE PFD     759351307            6,646               109,400   SH
ROBBINS & MYERS CV SUB NOTES               CONVERTIBLE DEB     770196AB9            4,735             4,056,000   PRN
SCHERING-PLOUGH CORP                       CONVERTIBLE PFD     806605606            8,254               164,000   SH
SEACOR SMITH INC NOTES                     CONVERTIBLE DEB     811904AH4            3,664             3,000,000   PRN
SIMON PROPERTY GROUP INC                   COMMON              828806109           16,588               200,000   SH
SKY FINANCIAL GROUP INC                    COMMON              83080P103           21,840               925,050   SH
ST JUDE MEDICAL CVT SR DEBT                CONVERTIBLE DEB     790849AB9           10,934            11,100,000   PRN
SYSCO CORP                                 COMMON              871829107              214                 7,000   SH
TANGER FCTRY OUTLET                        COMMON              875465106           13,155               406,400   SH
THERMO ELECTRON CORP CV DEBS               CONVERTIBLE DEB     883556AJ1            7,923             8,200,000   PRN
TRAVELERS PROPERTY CASUALTY                CONVERTIBLE DEB     89420G307           10,176            10,375,000   PRN
U S BANCORP                                COMMON              902973304           97,708             3,164,120   SH
WACHOVIA CORP.                             COMMON              929903102           27,327               505,300   SH
WELLS FARGO & CO                           COMMON              949746101          109,508             1,632,500   SH
WYETH                                      COMMON              983024100          145,887             3,285,000   SH

                                                                                3,936,483




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

                                                COLUMN 6        COLUMN 7          COLUMN 8
                 ISSUER                      INVESTMENT DIS     OTH MGRS            SOLE              SHARED         NONE
ALLIANCEBERNSTEIN                          SHARED                  01                 -                 2,048,600      -
ALLIED WASTE INDUSTRIES INC                SHARED                  01                 -                         -      -
BB & T CORP                                SHARED                  01                 -                   188,800      -
BOSTON PROPERTIES INC                      SHARED                  01                 -                         -      -
CAMDEN PROPERTY TRUST                      SHARED                  01                 -                   100,000      -
CHEVRON CORPORATION                        SHARED                  01                 -                   716,000      -
CONOCOPHILLIPS                             SHARED                  01                 -                   350,000      -
CRESCENT REAL ESTATE $1.6875               SHARED                  01                 -                         -      -
DEVELOPERS DIVERSIFIED REALTY              SHARED                  01                 -                    50,000      -
DUKE ENERGY CORP                           SHARED                  01                 -                 1,645,800      -
EQUITABLE RESOURCES INC                    SHARED                  01                 -                   600,000      -
EXXON MOBIL CORPORATION                    SHARED                  01                 -                 6,320,000      -
FIFTH THIRD BANCORP                        SHARED                  01                 -                43,136,352      -
FIRST FINANCIAL BANCORP                    SHARED                  01                 -                    90,586      -
FISHER SCIENTIFIC INT' L                   SHARED                  01                 -                         -      -
FORTUNE BRANDS INC                         SHARED                  01                 -                   310,000      -
GENERAL ELECTRIC CO.                       SHARED                  01                 -                 1,250,000      -
GENUINE PARTS CO                           SHARED                  01                 -                   962,900      -
GLIMCHER REALTY TRUST                      SHARED                  01                 -                   100,000      -
HUNTINGTON BANCSHARES INC                  SHARED                  01                 -                    63,800      -
HUTCHINSON TECH                            SHARED                  01                 -                         -      -
JOHNSON & JOHNSON                          SHARED                  01                 -                 2,210,100      -
KAMAN CORP CV DEB                          SHARED                  01                 -                         -      -
KELLWOOD CORP                              SHARED                  01                 -                         -      -
LIBERTY MEDIA CORP                         SHARED                  01                 -                         -      -
LINCOLN NATIONAL CORP                      SHARED                  01                 -                   325,869      -
LINEAR TECHNOLOGY CORP                     SHARED                  01                 -                   120,800      -
MEDTRONIC INC                              SHARED                  01                 -                   560,250      -
NATIONAL AUSTRALIA BANK $1.96875           SHARED                  01                 -                         -      -
NATIONAL CITY CORPORATION                  SHARED                  01                 -                 7,025,000      -
NATIONAL RETAIL PPTYS INC                  SHARED                  01                 -                   265,000      -
NEW PLAN EXCEL RLTY TRUST INC              SHARED                  01                 -                   435,095      -
NEW YORK COMMUNITY BANCORP 6%              SHARED                  01                 -                         -      -
NORAM ENERGY CORP CV DEB                   SHARED                  01                 -                         -      -
OMNICARE INC                               SHARED                  01                 -                         -      -
PARTNERRE LTD                              SHARED                  01                 -                    34,784      -
PEPSICO INC                                SHARED                  01                 -                   500,000      -
PFIZER INC                                 SHARED                  01                 -                   930,000      -
PIEDMONT NATURAL GAS                       SHARED                  01                 -                 2,986,000      -
PNC FINANCIAL SERVICES GROUP               SHARED                  01                 -                 1,810,000      -
PROCTER & GAMBLE CORPORATION               SHARED                  01                 -                 5,580,000      -
REINSURANCE GROUP OF AMERICA 5.75%         SHARED                  01                 -                         -      -
ROBBINS & MYERS CV SUB NOTES               SHARED                  01                 -                         -      -
SCHERING-PLOUGH CORP                       SHARED                  01                 -                         -      -
SEACOR SMITH INC NOTES                     SHARED                  01                 -                         -      -
SIMON PROPERTY GROUP INC                   SHARED                  01                 -                   200,000      -
SKY FINANCIAL GROUP INC                    SHARED                  01                 -                   925,050      -
ST JUDE MEDICAL CVT SR DEBT                SHARED                  01                 -                         -      -
SYSCO CORP                                 SHARED                  01                 -                     7,000      -
TANGER FCTRY OUTLET                        SHARED                  01                 -                   406,400      -
THERMO ELECTRON CORP CV DEBS               SHARED                  01                 -                         -      -
TRAVELERS PROPERTY CASUALTY                SHARED                  01                 -                         -      -
U S BANCORP                                SHARED                  01                 -                 3,164,120      -
WACHOVIA CORP.                             SHARED                  01                 -                   505,300      -
WELLS FARGO & CO                           SHARED                  01                 -                 1,632,500      -
WYETH                                      SHARED                  01                 -                 3,285,000      -



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